CONTINGENCIES AND COMMITMENTS - Guarantees (Details) $ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
CONTINGENCIES AND COMMITMENTS
Contingent liability	R$ 203,070,206	$ 36,411,450
Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		31,816,784	$ 50,651,324
Industria Metalurgical Inamar Ltda | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			17,991,202
Gas Licuado Lipigas SA | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,140	1,140
Hospital Militar | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			4,727
Parque Arauco | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			5,345
Aeropuerto Nuevo Pudahuel | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			10,129
Hospital FACH | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			697
Inmob. e Invers. Supetar Ltda | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		4,579	4,579
Bodegas San Francisco Ltda. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			6,483
Maria Lobos Jamet | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		2,565	2,565
Reclamaciones Trabajadores | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		5,336,644	4,626,086
Reclamaciones Civiles y Tributarias | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		12,597,136	13,104,186
Instituciones Gubernamentales | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		13,209,635	14,223,453
Distribuidora Baraldo S.H. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		369	659
Acuna Gomez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		553	989
Nicanor Lopez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		395	707
Labarda | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		7	12
Municipalidad Bariloche | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		21,420	38,315
Municipalidad San Antonio Oeste | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		40,682	72,768
Municipalidad Carlos Casares | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,645	2,943
Municipalidad Chivilcoy | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		254,430	455,104
Others | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		78	140
Granada Maximiliano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		3,317	5,934
Cicsa | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		4,612	8,249
Locadores Varios | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		46,169	53,900
Aduana De EZEIZA | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		3,013	6,608
Municipalidad De Junin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,592	5,755
Almada Jorge | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		4,949	8,853
Municipalidad De Picun Leufu | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		72	128
Migoni Marano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		112
Farias Matias Luis | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		309	1,226
Temas Industriales SA - Embargo General de Fondos | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		231,077
Gomez Alejandra Raquel | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		35	62
Lopez Gustavo Gerardo C/Inti Saic Y Otros | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		226	403
Fondo Fima Ahorro Plus C | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			519
Tribunal Superior De Justicia De La Provincia De Cordoba | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		290
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		41,465
Marcus A. Pena | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		4,164	3,782
Mauricio J Cordero C | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		904	800
Jose Ruoti Maltese | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		758	715
Alejandro Galeano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,251	1,107
Ana Maria Mazo | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,191	1,054
Importadora Casa Y Regalos
CONTINGENCIES AND COMMITMENTS
Contingent liability			2,050
Inmobiliaria E Inversiones Gestion Activa Ltda
CONTINGENCIES AND COMMITMENTS
Contingent liability			4,585
Inmobiliaria Portofino
CONTINGENCIES AND COMMITMENTS
Contingent liability			900
Telfonica Chile S.a.
CONTINGENCIES AND COMMITMENTS
Contingent liability			1,000
Inmobiliaria San Martin Logista S.a.
CONTINGENCIES AND COMMITMENTS
Contingent liability			3,461
Employee procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability		2,601,353	1,496,862
Administrative procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability		8,233,853	7,185,511
Gobierno Federal
CONTINGENCIES AND COMMITMENTS
Contingent liability		116,192,877	91,903,312
Gobierno Estadual
CONTINGENCIES AND COMMITMENTS
Contingent liability		43,015,207	20,527,817
Hsbc
CONTINGENCIES AND COMMITMENTS
Contingent liability		3,586,095	3,716,747
Otros
CONTINGENCIES AND COMMITMENTS
Contingent liability		3,236,092	2,449,103
Aduana De Ezeiza One
CONTINGENCIES AND COMMITMENTS
Contingent liability		699,502	63,777
Aduana De Ezeiza Two
CONTINGENCIES AND COMMITMENTS
Contingent liability		$ 182,459	$ 347,990